Obligation Under Finance Lease - Schedule of Obligation Under Finance Lease (Details) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Leases [Abstract]
Finance lease	$ 10,686	$ 11,303	$ 14,815
Less: interest expense	(913)	(1,090)	(1,700)
Net present value of finance lease	9,773	10,213	13,115
Current portion	1,534	1,974	2,217
Non-current portion	8,239	8,239	10,898
Total	$ 9,773	$ 10,213	$ 13,115